Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended
	Jul. 01, 2025 [1]	Jun. 11, 2025 [2]	Jul. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
Hedgeye Capital Allocation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,101		$ 10,276		$ 10,874		$ 11,360
Hedgeye Quality Growth ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,381		$ 10,653		$ 10,766		$ 10,965	$ 11,357
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,236	$ 10,310	$ 10,443	$ 10,541	$ 10,824	$ 10,755	$ 11,078	$ 11,148	$ 11,409

[1]	Inception
[2]	Inception